Fair Value Measurements	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Text Block]

Note 4 – Fair Value Measurements

The Company’s financial instruments include its money market accounts (included as part of cash and cash equivalents), accounts receivable, accounts payable, common stock warrant liabilities (i.e. Convert Warrants and SVB Warrants), pre-funded warrant liabilities (i.e. PIPE Pre-funded Warrants), and convertible notes payables (i.e. Convertible Securities Notes and Legacy Adagio Convertible Notes). The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The convertible notes, common stock warrant liabilities, and pre-funded warrant liabilities are carried at fair value.

Assets and liabilities recognized at fair value on a recurring basis in the condensed consolidated balance sheets consists of cash equivalents, common stock warrant liabilities, pre-funded warrant liabilities, and convertible notes payables. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

September 30, 2024 (Successor)	Level 1	Level 2	Level 3
Assets:
Money market account	$27,298	$—	$—
Liabilities:
Convertible Securities Notes	$—	$—	$13,750
Convert Warrants	$—	$—	$743
PIPE Pre-funded Warrants	$—	$—	$1,722

December 31, 2023 (Predecessor)	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Legacy Adagio Convertible Notes	$—	$—	$36,430
SVB Warrants	$—	$—	$78

There were no transfers made among the three levels in the fair value hierarchy for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor) and for the year ended December 31, 2023 (Predecessor).

Legacy Adagio Convertible Notes (Predecessor)

On October 27, 2022, Legacy Adagio entered into a note purchase agreement with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum. On April 4, 2023, November 28, 2023 and February 13, 2024, the October 2022 Convertible Notes were amended. Upon the consummation of the Business Combination, the principal and the accrued interest of the October 2022 Convertible Notes were converted into shares of Legacy Adagio common stock. Further, on the Closing Date, Legacy Adagio common stock was converted to the Company’s Common Stock based on the exchange ratio set forth in the Business Combination Agreement. Refer to Note 9- Debt for details.

On April 4, 2023, Legacy Adagio issued a $5.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, Legacy Adagio obtained the right to issue up to $10.0 million in additional convertible promissory notes. On February 13, 2023, November 28, 2023 and February 13, 2024, the April 2023 Convertible Notes were amended. Prior to the Closing Date, the total of $15.0 million convertible promissory note has been drawn by Legacy Adagio.

On November 28, 2023, Legacy Adagio issued a $2.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The November 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, Legacy Adagio obtained the right to issue up to $6.0 million in additional convertible promissory notes (“Delayed Draw Commitment”). On December 13, 2023, December 28, 2023, and February 13, 2024, the November 2023 Convertible Notes were amended. Prior to the Closing Date, the total of $8.0 million convertible promissory note has been drawn by Legacy Adagio.

On February 13, 2024, Legacy Adagio issued a $7.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The 2024 Bridge Financing Note accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $7.0 million convertible promissory note has been drawn by Legacy Adagio. Upon the consummation of the Business Combination, the 2024 Bridge Financing Note of $7.0 million converted into $7.0 million of the Company’s Convertible Securities Notes and 525,000 Convert Warrants. Refer to Note 9- Debt for details.

On May 21, 2024, Legacy Adagio issued a $3.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The May 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $3.0 million convertible promissory note has been drawn by Legacy Adagio.

On June 25, 2024, Legacy Adagio issued a $2.5 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The June 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $2.5 million convertible promissory note has been drawn by Legacy Adagio.

On July 23, 2024, Legacy Adagio issued a $1.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. It accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $1.0 million convertible promissory note has been drawn by Legacy Adagio.

Upon the consummation of the Business Combination, the principal of Bridge Financing Notes along with its accrued but unpaid interest, was converted into the shares of the Company’s Common Stock and Base Warrants as part of the PIPE Financing. Refer to Note 9- Debt for details.

The Company measures Legacy Adagio Convertible Notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy.

In determining the fair value of the Legacy Adagio Convertible Notes as of December 31, 2023, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security.

The Company calculated the estimated fair value of convertible promissory notes as of December 31, 2023 using the following assumptions:

As of December 31, 2023	Discount rate	Expected Term (years)	Risk-Free interest rate	Volatility
October 2022 Convertible Notes	36.8%	0.33	5.4%	110%
April 2023 Convertible Notes	30.6%	0.33	5.4%	110%
November 2023 Convertible Notes	30.6%	0.33	5.4%	110%

In determining the fair value of the Legacy Adagio Convertible Notes as of July 31, 2024 prior to the Closing, the Company used the observed closing stock price of ARYA as of July 31, 2024 multiplied by the actual number of shares that the Legacy Adagio Convertible Notes converted into.

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the year ended December 31, 2023 (Predecessor) (in thousands):

Year ended December 31, 2023 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$9,500	$—	$3,061	$12,561
April 2023 Convertible Notes	—	15,000	(243)	14,757
November 2023 Convertible Notes	—	5,000	4,112	9,112

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the period from January 1, 2024 to July 30, 2024 (Predecessor) (in thousands):

Period from January 1 to July 30, 2024 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$12,561	$—	$(4,304)	$8,257
April 2023 Convertible Notes	14,757	—	3,378	18,135
November 2023 Convertible Notes	9,112	3,000	(2,373)	9,739
February 2024 Convertible Notes	—	7,000	(256)	6,744
May 2024 Convertible Notes	—	3,000	685	3,685
June 2024 Convertible Notes	—	2,500	577	3,077
July 2024 Convertible Notes	—	1,000	233	1,233

Convertible Securities Notes (Successor)

On July 31, 2024, the Company issued the $20.0 million Convertible Securities Notes to Convert Investor having a maturity of three years and nine months after the Closing. The interest is accrued by quarterly compounding based on a 13% interest rate per annum. The Company received the funding from the Convertible Securities Notes as at the Closing. Refer to Note 9- Debt for details.

The Company measures the Convertible Securities Notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy.

The Company utilized the binomial lattice model to value the Convertible Securities Notes at the Closing Date and as of September 30, 2024. The following table summarizes the significant inputs as of the valuation dates:

Convertible Securities Notes

	July 31. 2024	September 30, 2024
Stock price	$6.64	$2.58
Discount rate	25.8%	25.4%
Expected Term (years)	3.75	3.58
Risk-Free interest rate	4.01%	3.55%
Volatility	60%	80%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

Convertible Securities Notes - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$17,005
Additions	—
Fair value measurement adjustments	(3,255)
Balance (end of period)	$13,750

Warrant Liabilities (Predecessor)

i.Series E Pre-funded Warrants

On June 25, 2024, the Legacy Adagio issued to certain investor the Series E Pre-funded Warrants to purchase the Legacy Adagio’s Series E Preferred Stock, in exchange of the investor’s existing holding of Series E Preferred Stock. The exercise price of the pre-funded warrants is $0.001 per warrant share. The Company measured the pre-funded warrants at fair value based on the indicated fair value of Series E Preferred Stock, which is not observable in the market. The measurement caused the pre-funded warrant to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the pre-funded warrants were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss). Refer to Note 10-Warrants for additional information.

The fair value of the Series E Pre-funded Warrants is based on the fair value of the Series E Preferred Stock minus the exercise price. As of June 30, 2024, the Company estimated the fair value of the Series E Preferred Stock by applying a conversion factor of 1.08 to the indicated fair value of Legacy Adagio common stock.

As of July 31, 2024 prior to the Closing, the Company estimated the fair value of Series E Pre-funded Warrants based on the observed closing stock price of ARYA as of July 31, 2024 multiplied by the actual number of shares that the Series E Pre-funded Warrants converted into. The estimated fair value of the Series E Pre-funded Warrants as of June 30, 2024 and July 31, 2024 prior to the Closing is $0.3 million and $0.2 million, respectively. The change in fair value for the period from July 1, 2024 to July 30, 2024 (Predecessor) is $0.1 million.

Upon the consummation of the Business Combination, the Series E Pre-funded Warrants were automatically cancelled and extinguished and converted into shares of the Company’s Common Stock based on the exchange ratio set forth in the Business Combination Agreement.

ii.SVB Warrants

On February 3, 2023, in conjunction with the Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB Term Loan”), Legacy Adagio issued Initial Warrants to purchase shares of common stock of the Company, and a contingent right to obtain an additional share of the common stock upon the non-occurrence of the Interest Only Milestone (as defined below). The Company measured SVB Warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the common stock warrants related to updated assumptions and estimates were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss).

The SVB Warrants were not material as of December 31, 2023 (Predecessor) and there were no material changes in fair value for the periods from July 1, 2024 to July 30, 2024 (Predecessor), January 1, 2024 to July 30, 2024 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor).

The SVB Warrants were terminated prior to the consummation of the Business Combination as the fair market value of Legacy Adagio common stock is lower than the warrant exercise price before the Closing. Refer to Note 10- Warrants for additional information.

Warrant Liabilities (Successor)

i.Convert Warrants

On July 31, 2024, the Company issued 1,500,000 Convert Warrants in connection with the issuance of the $20.0 million Convertible Securities Notes. Refer to Note 10- Warrants for additional information.

As set forth in the agreement of the Convertible Securities Notes, the Convert Warrants are exercisable on a cashless basis or on a gross basis for one share of the Company’s Common Stock at $24.0 per share, subject to adjustments. The Company may be required to cash settle the Convert Warrants when it fails to timely deliver shares to the holder who exercises the Convert Warrants or upon the occurrence of a fundamental transaction. It is determined that the Convert Warrants do not meet the equity classification requirements under ASC 815 as the Covert Warrants may require cash settlement outside of the Company’s control upon a failure of timely delivery of shares or a fundamental transaction, and therefore the Convert Warrants are accounted for as derivative liabilities, and measured at fair value both initially and subsequently with changes in fair value recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss).

The Convert Warrants are classified as Level 3 measurements within the fair value hierarchy. The Company utilized the Black-Scholes Merton option model to value the Convertible Securities Notes at the Closing Date and as of September 30, 2024. The following table summarizes the significant inputs as of the valuation dates:

Convert Warrants

	July 31. 2024	September 30, 2024
Common stock price	$6.64	$2.58
Expected Volatility	55.0%	62.5%
Risk Free rate	3.96%	3.63%
Expected dividend yield	0%	0%
Expected term (years)	7.0	6.83

The following table presents changes in the Level 3 Convert Warrants measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

Convert Warrants - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$2,996
Additions	—
Fair value measurement adjustments	(2,253)
Balance (end of period)	$743

ii.PIPE Pre-funded Warrants

On July 31, 2024, the Company issued 670,000 pre-funded warrants in exchange for cash proceeds in PIPE Financing to certain Other PIPE Investors (“PIPE Pre-funded Warrants”). Refer to Note 10-Warrants for additional information.

As set forth in the agreement of the PIPE Pre-funded Warrants, the PIPE Pre-funded Warrants are exercisable on a cashless basis or on a gross basis for one share of the Company’s Common Stock at $0.01 per share, subject to adjustments. The Company may be required to cash settle the PIPE Pre-funded Warrants when it fails to timely deliver shares to the holder who exercises the PIPE Pre-funded Warrants or upon the occurrence of a fundamental transaction. It is determined that the PIPE Pre-funded Warrants do not meet the equity classification requirements under ASC 815 as the PIPE Pre-funded Warrants may require cash settlement outside of the Company’s control upon a failure of timely delivery of shares or a fundamental transaction, and therefore the PIPE Pre-funded Warrants are accounted for as derivative liabilities, and measured at fair value both initially and subsequently with changes in fair value recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss).

The PIPE Pre-funded Warrants are classified as Level 3 measurements within the fair value hierarchy. The fair value of the PIPE Pre-funded Warrants is based on the fair value of the Company’s Common Stock minus the exercise price.

The following table presents changes in the Level 3 PIPE Pre-funded Warrants measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

PIPE Pre-funded Warrants - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$4,442
Additions	—
Fair value measurement adjustments	(2,720)
Balance (end of period)	$1,722

CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Fair Value Disclosures [Text Block]

Note 8 — Fair Value Measurements

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There was a transfer of U.S. Treasury securities to cash during the year ended December 31, 2023, the amount held in trust are no longer fair valued. Level 1 instruments include investments U.S. Treasury securities with an original maturity of 185 days or less. On February 27, 2023, the Company delivered an instruction letter to Continental Stock Transfer & Trust Company acting, as trustee, to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash in an interest-bearing demand deposit account until the earlier of the consummation of an initial Business Combination or the Company’s liquidation. The Company is taking these steps in order to mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act following the adoption of the First Extension Amendment Proposal described above (see Note 1).

During the six months ended June 30, 2024, the Company entered into an Open Market Subscription Agreement and Non-Redemption Subscription Agreement, discussed in Note 5. The Company has concluded that the New Adagio Common Stock and PIPE Warrants and Non-Redeeming Shares and Warrants to be issued under certain of Open Market Subscription Agreements and Non-Redeeming Subscription Agreements that include an open market purchase and non-redemption obligation for Open Market Investors and Non-Redeeming Subscribed Investors qualify as equity under ASC 815-40 (“Derivatives and Hedging–Contracts in Entity’s Own Equity”); therefore, the Company will recognize the New Adagio Common Stock and PIPE Warrants to be issued under such Open Market Subscription Agreements and Non-Redeeming Subscription Agreements (such securities, the “Open Market PIPE Securities” and “Non-Redeeming Shares and Warrants”) by recording an entry to additional paid-in capital (APIC) in shareholders’ equity in its Consolidated Condensed Balance Sheet and Subscription Agreement expense on its Consolidated Condensed Statement of Operations. In accordance with ASC 815-40-30-1, the New Adagio Common Stock and PIPE Warrants and Non-Redeeming Shares and Warrants will be recorded and measured at fair value (i.e., most often representative of proceeds received for equity-linked instruments; however, when estimating the fair value of the New Adagio Common Stock and PIPE Warrants and Non-Redeeming Shares and Warrants, the Company has followed the guidance in ASC 820 Fair Value Measurement. In connection with Open Market Investor’s commitment to irrevocably subscribe for and agree to purchase from ListCo the number of Open Market PIPE Securities and Non-Redeeming Shares and Warrants set forth on the signature page of the applicable Open Market Subscription Agreements, on the terms and subject to the conditions set forth in such Open Market Subscription Agreements, which include, without limitation, the agreement not to redeem the Class A ordinary shares purchased in the open market prior to Closing, the Company will record an amount equal to the full fair value of the New Adagio Common Stock and PIPE Warrants to be issued to the Open Market PIPE Investor in connection with the Closing. The estimated amount of New Adagio Common Stock shares and PIPE Warrants to be issued on the Close of the Transaction as of the inception of the Open Market Subscription agreements mentioned above, are 219,877 and 183,493, respectively. The estimated amount Non-Redeeming Shares and Warrants to be issued on the Close of the Transaction as of the inception of the Non-Redeeming Subscription Agreements mentioned above, are 76,681 and 166,160, respectively.

To determine the Fair Value of the New Adagio Common Stock on inception, the Company used the following Level 3 inputs:

February 13,
2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted share price	$7.00
Probablility of Closing	75.00%
Estimated fair value per Share at Closing	$5.25

To determine the Fair Value of the PIPE Warrants on inception, the Company used the following Level 3 inputs:

February 13,
2024
Base Share Price	$7.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00%
Probability of Closing	75.00%
Estimated expected Warrant price	$1.21
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.45

To determine the Fair Value of the Non-Redeeming Subscription Agreement Shares on inception, the Company used the following Level 3 inputs:

June 21,
2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted share price	$7.08
Probability of Closing	95.00%
Estimated fair value per Share at Closing	$6.73

To determine the Fair Value of the Non-Redeeming Subscription Agreement Warrants on inception, the Company used the following Level 3 inputs:

June 21,
2024
Base Share Price	$10.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00
Probability of Closing	95.00%
Estimated expected Warrant price	$1.25
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.19

During the six months ended June 30, 2024, the Fair Value of the instruments above were recorded in additional paid-in capital in shareholders’ equity in its Balance Sheet and Subscription Agreement expense on its Statement of Operations was $2,134,199.

Note 8 — Fair Value Measurements

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

December 31, 2022

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$151,628,280	$—	$—
Cash equivalents – money market funds	614	—	—
	$151,628,894	$—	$—

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There was a transfer of U.S. Treasury securities to cash during the year ended December 31, 2023, the amount held in trust are no longer fair valued. Level 1 instruments include investments U.S. Treasury securities with an original maturity of 185 days or less. On February 27, 2023, the Company delivered an instruction letter to Continental Stock Transfer & Trust Company acting, as trustee, to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash in an interest-bearing demand deposit account until the earlier of the consummation of an initial Business Combination or the Company’s liquidation. The Company is taking these steps in order to mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act following the adoption of the Extension Amendment Proposal described above (see Note 1). There were no transfers between levels of the hierarchy for the year ended December 31, 2022.